Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
Schedule of inventories, net
	December 31, 2022	December 31, 2021
Raw materials	$148,145	$135,049
Finished goods	221,180	340,798
Subtotal	369,325	475,847
Less: Inventory allowance	(31,527)	(12,116)
Inventories, net	$337,798	$463,731